Property, Plant and Equipment	12 Months Ended
Dec. 31, 2010
Notes To Financial Statements [Abstract]
Property, Plant and Equipment
NOTE 8.	PROPERTY, PLANT AND EQUIPMENT

Costs incurred in the construction of the Company's cable television system, including line extensions to, and upgrade of, the Company's hybrid fiber-coaxial infrastructure and headend facilities are capitalized.  These costs consist of materials, subcontractor labor, direct consulting fees, and internal labor and related costs associated with the construction activities.  The internal costs that are capitalized consist of salaries and benefits of the Company's employees and the portion of facility costs, including rent, taxes, insurance and utilities, that supports the construction activities.  These costs are depreciated over the estimated life of the plant (10-25 years), and headend facilities (4-25 years).  Costs of operating the plant and the technical facilities, including repairs and maintenance, are expensed as incurred.

Costs incurred to connect businesses or residences that have not been previously connected to the infrastructure or digital platform are also capitalized.  These costs include materials, subcontractor labor, internal labor to connect, provision and provide on-site and remote technical assistance and other related costs associated with the connection activities.  In addition, on-site and remote technical assistance during the provisioning process for new digital product offerings are capitalized.  The departmental activities supporting the connection process are tracked through specific metrics, and the portion of departmental costs that is capitalized is determined through a time weighted activity allocation of costs incurred based on time studies used to estimate the average time spent on each activity.  New connections are amortized over 5 years or 12 years for residence wiring and feeder cable to the home, respectively.  The portion of departmental costs related to reconnection, programming service up- and down- grade, repair and maintenance, and disconnection activities are expensed as incurred.

Property, plant and equipment (including equipment under capital leases) consist of the following assets, which are depreciated or amortized on a straight-line basis over the estimated useful lives shown below:

	December 31,		Estimated
	2010	2009	Useful Lives

Customer equipment	$2,293,637	$2,051,840	3 to 5 years
Headends and related equipment	1,024,480	830,223	4 to 25 years
Central office equipment	655,953	606,481	5 to 10 years
Infrastructure	5,558,949	5,135,750	3 to 25 years
Equipment	1,255,762	1,180,023	2 to 10 years
Construction in progress (including materials and supplies)	68,138	68,528
Furniture and fixtures	160,221	157,902	3 to 12 years
Transportation equipment	196,485	196,109	4 to 18 years
Buildings and building improvements	246,393	224,675	10 to 40 years
Leasehold improvements	438,554	432,513	Term of lease
Land	27,902	18,784
	11,926,474	10,902,828
Less accumulated depreciation and amortization	(8,564,884)	(8,000,912)
	$3,361,590	$2,901,916

See Note 4 for a discussion of property, plant and equipment acquired in connection with the Bresnan Cable acquisition in December 2010.

Depreciation expense on property, plant and equipment (including capital leases) for the years ended December 31, 2010, 2009 and 2008 amounted to $859,750, $897,539 and $921,234 (including impairments of $1,803, $1,436 and $1,067 in 2010, 2009 and 2008), respectively.

At December 31, 2010 and 2009, the gross amount of equipment and related accumulated amortization recorded under capital leases were as follows:

	December 31,
	2010	2009

Equipment	$42,790	$42,670
Less accumulated amortization	(21,325)	(19,185)
	$21,465	$23,485